SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended				9 Months Ended		12 Months Ended
	Nov. 06, 2024	Mar. 21, 2024	Jul. 30, 2024	Jul. 19, 2024	Jun. 27, 2024	Jan. 23, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 22, 2024
Common stock share sold							901,488
Gross proceeds from share sold							$ 649,039	$ 9,950,037	$ 10,000,017	$ 35,275,573
Common stock, par value							$ 0.001		$ 0.001	$ 0.001
Subsequent Events [Member]
Purchase price for the acquisition amounted						$ 637,080,000,000
Consideration share						280,000
Fair value of shares						$ 319,200
Settelment amount						317,880
Intangible asset						$ 637,080
Common stock share sold		901,488
Gross proceeds from share sold		$ 648,893
Common stock, par value											$ 0.001
Bid price	the closing bid price of the Company’s common stock being at least $1.00 per share for ten consecutive business days
Minimum bid price	$ 1.00
Deadline report			Nasdaq further extended the filing deadline through October 14, 2024
Closing bid of shares of common stock	$ 1.00
Subsequent Events [Member] | Pharmalink [Member]
First purchase order					130,000
First year purchase order					500,000
Over year five purchase order					3,000,000
Subsequent Events [Member] | Notification Letter [Member]
Bid price				closing bid price of $1.00 or greater per common share for ten consecutive business days from July 5, 2024 to July 18, 2024
Minimum bid price				$ 1.00
Subsequent Events [Member] | Placement Agent [Member]
Fees and other commissions		23,153
Net proceeds		$ 625,740